Convertible Notes Payable (Details) - USD ($)		1 Months Ended					3 Months Ended	12 Months Ended
	Oct. 01, 2021	Dec. 31, 2021	Dec. 30, 2021	Dec. 21, 2021	Apr. 21, 2020	Dec. 31, 2019	Mar. 31, 2022	Dec. 31, 2021	Oct. 13, 2021	Sep. 30, 2021	Dec. 31, 2020	Jul. 31, 2020
Convertible Notes Payable (Details) [Line Items]
Accrued interest amount	$ 4,328,407
Debt assumed amount	1,540,508
Investor amount	2,950,000
Debt issuance cost	$ 2,850,000
Aggregate payment amount		$ 83,364					$ 66,910	$ 83,364
Outstanding principal balance		$ 9,718,915						$ 9,718,915
Outstanding principal balance amount							$ 300,000
Principle amount				$ 900,000	$ 125,000
Convertible Notes Payable, description.							The conversion price was set at the merger to $0.28 which is equal to 80% multiplied by the price per share used in the merger calculations.The Note contains a price-based anti-dilution provision, pursuant to which the conversion price of the Note shall be reduced upon the occurrence of certain dilutive issuances of Company securities as set forth in the Note. The conversion of the Note is also subject to a beneficial ownership limitation of 4.99% of the number of shares of common stock outstanding immediately after giving effect to such conversion. In the event the Company, prior to the maturity date of the Note, issues any Security (as defined in the Note) with any term more favorable to the holder of such Security or with a term in favor of the holder of such Security that was not similarly provided to the Investor, then at the Investor’s option such term shall become a part of the Note. The Company also agreed to provide piggy-back registration rights to the investor pursuant to which the Company shall include all shares issuable upon conversion of the Note on the next registration statement the Company files with the Securities and Exchange Commission. The Note contains events of default which, among other things, entitle the Investor to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, the Note. Upon the occurrence of any event of default, the outstanding balance shall immediately and automatically increase to 130% of the outstanding balance immediately prior to the event of default, and the conversion price of the Note shall be redefined to equal 65% of the lowest trade accruing during the 10 consecutive Trading Days (as defined in the Note) immediately preceding the applicable Conversion Date (as defined in the Note). Nickolay Kukekov, a director of the Company, and a third party, each has personally guaranteed the repayment of the Note. The Warrant has an exercise price of $1.25 per share (the “Exercise Price”), subject to adjustments as provided in the Warrant, and has a term of five years. The Warrant contains a price-based anti-dilution provision, pursuant to which the exercise price of the Warrant shall be reduced upon the occurrence of certain dilutive issuances of securities as set forth in the Warrant, with a corresponding increase in the number of shares underlying the Warrant if the dilutive event occurs during the first three years of the Warrant, and a cashless exercise provision. The exercise of the Warrant is subject to a beneficial ownership limitation of 9.99% of the number of shares of common stock outstanding immediately after giving effect to such exercise.	The conversion price was set at the merger to $0.28 which is equal to 80% multiplied by the price per share used in the merger calculations.The Note contains a price-based anti-dilution provision, pursuant to which the conversion price of the Note shall be reduced upon the occurrence of certain dilutive issuances of Company securities as set forth in the Note. The conversion of the Note is also subject to a beneficial ownership limitation of 4.99% of the number of shares of common stock outstanding immediately after giving effect to such conversion. In the event the Company, prior to the maturity date of the Note, issues any Security (as defined in the Note) with any term more favorable to the holder of such Security or with a term in favor of the holder of such Security that was not similarly provided to the Investor, then at the Investor’s option such term shall become a part of the Note. The Company also agreed to provide piggy-back registration rights to the investor pursuant to which the Company shall include all shares issuable upon conversion of the Note on the next registration statement the Company files with the Securities and Exchange Commission. The Note contains events of default which, among other things, entitle the Investor to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, the Note. Upon the occurrence of any event of default, the outstanding balance shall immediately and automatically increase to 130% of the outstanding balance immediately prior to the event of default, and the conversion price of the Note shall be redefined to equal 65% of the lowest trade accruing during the 10 consecutive Trading Days (as defined in the Note) immediately preceding the applicable Conversion Date (as defined in the Note). Nickolay Kukekov, a director of the Company, and a third party, each has personally guaranteed the repayment of the Note. The Warrant has an exercise price of $1.25 per share (the “Exercise Price”), subject to adjustments as provided in the Warrant, and has a term of five years. The Warrant contains a price-based anti-dilution provision, pursuant to which the exercise price of the Warrant shall be reduced upon the occurrence of certain dilutive issuances of securities as set forth in the Warrant, with a corresponding increase in the number of shares underlying the Warrant if the dilutive event occurs during the first three years of the Warrant, and a cashless exercise provision. The exercise of the Warrant is subject to a beneficial ownership limitation of 9.99% of the number of shares of common stock outstanding immediately after giving effect to such exercise.
Warrant purchase shares (in Shares)					750,000
Exercise price (in Dollars per share)		$ 1					$ 1	$ 1
Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance interest rate							120.00%
Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance interest rate							120.00%
Warrant purchase shares (in Shares)		9,258,191				502,250	9,258,191	9,258,191			4,033,132
Warrant exercise price per share (in Dollars per share)		$ 0.45				$ 0.57	$ 0.45	$ 0.45			$ 0.97
Class A Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance price (in Dollars per share)							0.4
Class A Common Stock [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance price (in Dollars per share)							0.4
Class B Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance price (in Dollars per share)							0.2
Class B Common Stock [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Issuance price (in Dollars per share)							$ 0.2
Merger Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory note interest rate	10.00%
Securities Purchase Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Outstanding principal balance				$ 900,000			$ 1,150,000
Outstanding principal balance amount							$ 10,868,915	$ 9,718,915
2020 Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible notes												$ 2,400,000
Potential investment		$ 5,000,000						$ 5,000,000
Interest accruing									10.00%
Accrued interest to common stock								120.00%
Notes payable amount										$ 4,119,982	$ 650,000
Accrued interest amount										$ 208,480	$ 26,766
2021 Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Accrued interest amount		4,328,407						$ 4,328,407
Convertible promissory percentage	10.00%
Debt assumed								1,540,508
Convertible promissory note to an investor		2,950,000						2,950,000
Original issuance discount		2,850,000						$ 2,850,000
Convertible notes payable, description							The unpaid outstanding principal amount and accrued and unpaid interest under the Grid Notes shall be convertible at any time prior to the maturity date of the Grid Notes at the election of the Grid Investors into such number of shares of the Company’s common stock obtained by dividing the amount so converted by $1.00 (the “Conversion Price”).	(i) the date, if any, upon which the Company’s common stock is listed for trading on the NASDAQ stock exchange (the “Uplist”), and (ii) the date that is eighteen months from the date of issuance, a warrant to purchase an amount of shares of the Company’s common stock, equal to such holder’s Warrant Share Amount. For purposes of the foregoing, a holder’s “Warrant Share Amount” means (i) if such Warrant is issued in connection with the Uplist, one half of the initial principal balance of such Holder’s Note at issuance divided by the lesser of (A) $0.40, and (B) and the greater of (x) $0.20 and (y) one hundred twenty percent (120%) of the closing price for the Company’s common stock on the trading day prior to the date of the Uplist, and (ii) if such Warrant is issued otherwise than in connection with the Uplist, the initial principal balance of such Holder’s Note, divided by the lesser of (A) $0.40, and (B) and the greater of (x) $0.20 and (y) one hundred twenty percent (120%) of the volume weighted average price (“VWAP”) for the Company’s common stock over the five consecutive trading days immediately preceding the date that is eighteen months from the date of issuance. The 2021 Notes contain mandatory and voluntary conversion features as detailed in the agreement.
Assumed convertible debt [Member]
Convertible Notes Payable (Details) [Line Items]
Outstanding convertible debt		891,133					$ 891,133	$ 891,133
Outstanding balance		574,133						574,133
Increasing debt							$ 20,000	20,000
Convertible debt		$ 337,000						337,000
2019 Note [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible notes payable, description		the Company signed an allonge amending the Note extending the maturity date to April 30, 2022 and amending the outstanding balance and payment schedule to provide for two equal payments of $60,000 on March 31, 2022 and April 30, 2022. The outstanding principal balance as of December 31, 2021 was $87,000.	the Company signed an allonge amending the Note extending the maturity date to April 30, 2022 and amending the outstanding balance and payment schedule to provide for two equal payments of $60,000 on March 31, 2022 and April 30, 2022. On March 31, 2022 the Company signed an allonge amending the Note, extending the maturity date to December 31, 2022 and amended the outstanding balance and payment schedule to provide for seven monthly payments of $10,000 plus interest at the rate of 14% per annum. The first monthly payment is payable on June 30, 2022. A final payment of $50,000 plus interest is due upon maturity. The outstanding principal balance as of March 31, 2022 and December 31, 2021 was $87,000.
Original principal amount						$ 275,000
Purchase of common stock (in Shares)						100,000
Interest charged percentage						8.00%
Convertible Grid Notes [Member]
Convertible Notes Payable (Details) [Line Items]
Outstanding principal balance		$ 250,000						250,000
Principle amount					$ 125,000
Warrant purchase shares (in Shares)					750,000
Exercise price (in Dollars per share)					$ 0.8
Warrant exercise price per share (in Dollars per share)					$ 0.8
Debt interest rate					12%		12%
Accrued interest		$ 28,032			$ 28,032		$ 35,532	$ 28,032